Convertible Notes Payable to Shareholders - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Apr. 15, 2014	Apr. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Nov. 30, 2010	Mar. 31, 2014	Aug. 31, 2013	Sep. 30, 2010	May 31, 2010
Debt Instrument [Line Items]
Debt instrument, Original principal amount							$ 8,824,000
Debt instrument stated interest rate						7.00%	7.00%
Debt instrument percentage	77.50%
IPO closure date				2014-04-15
Loss on extinguishment of debt		(2,493,000)	(2,493,000)	(2,493,000)
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, Original principal amount								1,500,000	5,000,000
Debt instrument stated interest rate								7.00%	7.00%
Preferred stock shares became exercisable	60,532
Fair value of warrants					474,000
Expected volatility					80.00%
Expected life					7 years
Risk-free interest rate					1.85%
Dividend yield					$ 0
Convertible Notes Payable [Member] | Series C Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument conversion of principal and accrued interest					176,000
Debt instrument conversion shares					9,021,175
Debt instrument conversion price					$ 0.74
Percentage to determine the number of shares included in warrants					10.00%
Preferred stock shares became exercisable					878,370
Preferred stock per share					$ 0.74
Convertible Promissory Notes [Member] | Existing Investors [Member]
Debt Instrument [Line Items]
Debt instrument, Original principal amount						6,000,000
Convertible Promissory Notes [Member] | New Investor [Member]
Debt Instrument [Line Items]
Debt instrument, Original principal amount						2,500,000